Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of Potential Future Lease Commitments and Other Commitments Fall Due

	€ million	€ million	€ million	€ million
	Leases	Leases	Other Commitments	Other Commitments
Lease commitments and other commitments fall due as follows:	2023	2022	2023	2022
Within 1 year	64	64	1,510	1,806
Later than 1 year but not later than 5 years	79	91	2,595	2,020
Later than 5 years	148	164	265	231
	291	319	4,370	4,057

Summary of Contingent Liabilities

	€ million	€ million
Summary of contingent liabilities	2023	2022
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,757	3,292
Inputs for PIS and COFINS taxes	40	40
Goodwill amortisation	174	154
Other tax assessments – approximately 700 cases	983	876
Total Brazil Tax	4,954	4,362
Other contingent liabilities	575	609
Total contingent liabilities	5,529	4,971